Pension and similar obligations (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Net Liability for Post-Employment and Long-Term Employee Benefit Plans
The company’s net liability for post-employment and long-term employee benefit plans comprises the following as at 31 December 2022 and 2021:

Million US dollar	2022	2021

Present value of funded obligations	(4 604)	(6 791)
Fair value of plan assets	3 807	5 381

Present value of net obligations for funded plans	(797)	(1 410)

Present value of unfunded obligations	(587)	(687)

Present value of net obligations	(1 384)	(2 097)

Unrecognized asset	(43)	(32)

Net liability	(1 427)	(2 129)

Other long term employee benefits	(96)	(127)

Total employee benefits	(1 523)	(2 256)

Employee benefits amounts in the statement of financial position:
Liabilities	(1 534)	(2 261)
Assets	11	5

Net liability	(1 523)	(2 256)

Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
The changes in the present value of the defined benefit obligations are as follows:

Million US dollar	2022	2021	2020
Defined benefit obligation at 1 January	(7 478)	(8 496)	(8 143)

Current service costs	(69)	(80)	(72)
Interest cost	(229)	(212)	(250)
Past service gain/(cost)	—	(5)	16
Settlement s	114	176	153
Benefits paid	549	553	519
Contribution by plan participants	(2)	(3)	(2)
Actuarial gains/(losses) – demographic assumptions	(2)	(41)	20
Actuarial gains/(losses) – financial assumptions	1 854	460	(690)
Experience adjustments	(116)	16	(12)
Exchange differences	243	154	(35)
Transfers and other movements	(55)	—	—

Defined benefit obligation at 31 December	(5 191)	(7 478)	(8 496)

The changes in the fair value of plan assets are as follows:

Million US dollar	2022	2021	2020
Fair value of plan assets at 1 January	5 381	5 649	5 442

Interest income	157	137	168
Administration costs	(17)	(19)	(19)
Return on plan assets exceeding interest income	(1 084)	197	332
Contributions by AB InBev	220	241	394
Contributions by plan participants	2	3	2
Benefits paid net of administration costs	(551)	(553)	(519)
Assets distributed on settlements	(112)	(172)	(146)
Exchange differences	(188)	(102)	(9)
Transfers and other movements	(2)	—	4

Fair value of plan assets at 31 December	3 807	5 381	5 649

Summary of Changes in Unrecognized Assets
The changes in the unrecognized asset are as follows:

Million US dollar	2022	2021	2020
Irrecoverable surplus impact at 1 January	(32)	(31)	(74)

Interest expense	(3)	(2)	(4)
Changes excluding amounts included in interest expense	(8)	1	47

Irrecoverable surplus impact at 31 December	(43)	(32)	(31)

Summary of Employee Benefit Expense Recognized in Income Statement
The expense recognized in the income statement with regards to defined benefit plans can be detailed as follows:

Million US dollar	2022	2021	2020
Current service costs	(66)	(80)	(72)
Administration costs	(17)	(19)	(19)
Past service cost due to plan amendments, curtailments or settlements	2	(2)	16
(Losses)/gains due to experience and demographic assumption changes	—	1	6

Profit from operations	(81)	(100)	(69)

Net finance cost	(73)	(76)	(87)

Total employee benefit expense	(154)	(176)	(156)

Summary of Employee Benefit Expense Recognized in Income Statement
The employee benefit expense is included in the following line items of the income statement:

Million US dollar	2022	2021	2020
Cost of sales	(25)	(30)	(28)
Distribution expenses	(11)	(11)	(9)
Sales and marketing expenses	(17)	(24)	(18)
Administrative expenses	(28)	(34)	(20)
Other operating (expense)/income	—	(1)	(1)
Exceptional items	—	—	7
Net finance cost	(73)	(76)	(87)

Total employee benefit expense	(154)	(176)	(156)

Summary of Weighted Average Assumptions used in Computing Benefit Obligations
Weighted average assumptions used in computing the benefit obligations of the company’s significant plans at the reporting date are as follows:

	2022
	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev
Discount rate	5.5%	5.1%	9.5%	10.0%	4.9%	5.9%
Price inflation	2.5%	2.0%	3.5%	3.5%	3.2%	2.7%
Future salary increases	—	1.0%	4.5%-4.0%	7.1%-5.3%	—	4.0%
Future pension increases	—	2.0%	3.5%	3.5%	3.0%	2.7%
Medical cost trend rate	7.0%-4.5%	4.5%	—	7.1%	—	6.8%-6.1%
Life expectation for a 65-year old male	86	87	85	85	87	85
Life expectation for a 65-year old female	88	90	88	87	89	88

	2021
	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev
Discount rate	2.8%	2.9%	8.0%	8.7%	1.9%	3.2%
Price inflation	2.5%	2.0%	3.5%	3.3%	3.6%	2.7%
Future salary increases	—	1.0%	4.5%-4.0%	6.9%-5.0%	—	3.7%
Future pension increases	—	2.0%	3.5%	3.3%	3.2%	2.7%
Medical cost trend rate	5.3%-4.5%	4.5%	—	6.9%	—	5.9%-5.7%
Life expectation for a 65-year old male	86	87	85	85	87	85
Life expectation for a 65-year old female	88	90	88	87	89	88

Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

	2022
Million US dollar	Change in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5%	(271)	295
Price inflation	0.5%	94	(101)
Future salary increases	0.5%	20	(19)
Medical cost trend rate	1%	25	(22)
Mortality	One year	147	(149)

Summary of Fair Value of Plan Assets
The fair value of plan assets at 31 December consists of the following:

	2022			2021
Million US dollar	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Government bonds	34%	—	34%	34%	—	34%
Corporate bonds	30%	—	30%	34%	—	34%
Equity instruments	24%	—	24%	24%	—	24%
Property	—	7%	7%	—	4%	4%
Insurance contracts and others	4%	1%	5%	2%	2%	4%

	91%	8%	100%	94%	6%	100%